Share-Based Compensation - Summary of RSU Activity (Details) - Restricted Share Units [Member]	9 Months Ended
Sep. 30, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted | shares	768,211
Forfeited | shares	(23,325)
Outstanding at end of period | shares	744,886
Granted | $ / shares	$ 31.23
Forfeited | $ / shares	31.16
Outstanding at end of period | $ / shares	$ 31.23